Other comprehensive income - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Net gains/losses by valuation	€ (250)	€ (432)	€ (776)
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	1,158	967	535
Capital losses by valuation	(1,408)	(1,399)	(1,311)
Net gains/losses by valuation	(250)	(432)	(776)
Financial assets at fair value through other comprehensive income	2,281	2,193	1,761	€ 1,941
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	47	39	32
Capital losses by valuation	(1,326)	(1,328)	(1,173)
Net gains/losses by valuation	(1,279)	(1,289)	(1,141)
Financial assets at fair value through other comprehensive income	133	117	252
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	75	131	117
Capital losses by valuation	(81)	(71)	(71)
Net gains/losses by valuation	(6)	60	46
Financial assets at fair value through other comprehensive income	186	299	267
International | US
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	23	22	16
Capital losses by valuation	(1)	0	0
Net gains/losses by valuation	22	22	16
Financial assets at fair value through other comprehensive income	36	24	19
International | Latin America and rest
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	1,013	775	370
Capital losses by valuation	0	0	(67)
Net gains/losses by valuation	1,013	775	303
Financial assets at fair value through other comprehensive income	1,926	1,753	1,223
Publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	1,033	779	316
Capital losses by valuation	(49)	(51)	(118)
Net gains/losses by valuation	985	728	198
Financial assets at fair value through other comprehensive income	1,993	1,780	1,225
Non publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	125	188	219
Capital losses by valuation	(1,359)	(1,348)	(1,193)
Net gains/losses by valuation	(1,235)	(1,160)	(974)
Financial assets at fair value through other comprehensive income	€ 288	€ 413	€ 536